Discontinued Operations (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Discontinued Operations [Abstract]
Schedule of disposal groups, including discontinued operations, income statement, balance sheet and additional disclosures
December 31, 2014
Assets of discontinued operations:
Retained interest in purchased accounts receivable	$6,500
$6,500
Liabilities of discontinued operations:
Accounts payable	$7,626
$7,626

	December 31, 2014	December 31, 2013
Assets of discontinued operations:
Retained interest in purchased accounts receivable	$6,500	$4,966,338
Earned but uncollected fees	-	141,077
Due from client	-	256,313
	$6,500	$5,363,728

Liabilities of discontinued operations:
Accounts payable	$-	$26,966
Accrued expenses	7,626	51,719
Due to financial institution	-	3,240,942
Deferred revenue	-	12,328
	$7,626	$3,331,955

Schedule of disposal groups including discontinued operations income statement

Three Months ended March 31, 2014
Finance revenues	$463,842
Interest expense-financial institution	(70,614)
Provision for credit losses	(864)
Net finance revenues	392,364
Operating expenses	(137,718)
Income from discontinued operations before income taxes	$254,646)

	Twelve months ended
	December 31, 2014	December 31, 2013

Finance revenues	$735,357	$2,364,128
Interest expense and other fees -financial institution	(109,878)	(385,918)
Benefit (Provision) for credit losses	24,904	(62,603)
Net finance revenues	650,383	1,915,607
Operating expenses	(446,733)	(1,953,814)
Other income	153,453	-
	357,103	(38,207)
Gain on sale of discontinued assets	788,015	-
Income (loss) from discontinued operations before income taxes	$1,145,118	$(38,207)